Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Other comrehensive loss, tax amount	¥ 0	¥ 0	¥ 0